Intangible Assets - Balances of goodwill (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		R$ 943,125	R$ 917,775
Ipiranga [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	[1]	Ipiranga
Goodwill	[1]	R$ 276,724	276,724
Uniao Terminais [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ultracargo
Goodwill		R$ 211,089	211,089
Texaco [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ipiranga
Goodwill		R$ 177,759	177,759
Iconic (CBLSA)[member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ipiranga
Goodwill		R$ 69,807	69,807
Temmar [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ultracargo
Goodwill		R$ 43,781	43,781
DNP [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ipiranga
Goodwill		R$ 24,736	24,736
Neogás [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ultragaz
Goodwill		R$ 7,761	0
Repsol [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ultragaz
Goodwill		R$ 13,403	13,403
Stella [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	[2]	Ultragaz
Goodwill	[2]	R$ 103,051	99,679
Serra Diesel
Disclosure of reconciliation of changes in goodwill [line items]
Segment		Ultrapar
Goodwill		R$ 14,217	0
TEAS Terminal Exportador de Alcool de Santos Ltda. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Segment	[3]	Ultracargo
Goodwill	[3]	R$ 797	R$ 797

[1]	Including R$ 246,163 presented as goodwill at the Parent.
[2]	For further information, see Notes 28.a and 28.b
[3]	On April 27, 2023, the Company was merged into Ultracargo Logística S.A.